Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Rental revenues	$ 75,008	$ 870,707	$ 1,027,337	$ 989,869
Interest income on loans and financing receivables	5,326	76,467	201,963	141,432
Other income	850	4,726	10,039	21,115
Total revenues	81,184	951,900	1,239,339	1,152,416
Expenses:
Interest	19,080	362,605	375,288	362,069
Property costs	1,348	16,873	21,555	24,878
General and administrative	5,679	55,035	70,136	68,468
Merger-related	895	0	0	0
Depreciation and amortization	27,789	533,637	590,574	587,575
Provisions for impairment	0	25,265	35,062	31,911
Total expenses	54,791	993,415	1,092,615	1,074,901
Other income (loss):
Net gain (loss) on dispositions of real estate	97	(6,680)	10,740	48,525
Loss on extinguishment of debt	0	(67,897)	0	0
Income (loss) before income taxes	26,490	(116,092)	157,464	126,040
Income tax (benefit) expense	703	22,567	(9,906)	1,947
Net income (loss)	25,787	(138,659)	167,370	124,093
Less: Net income (loss) attributable to noncontrolling interest	0	(60)	1,598	900
Net income (loss) attributable to controlling interest	$ 25,787	$ (138,599)	$ 165,772	$ 123,193
Net income per share of common stock-basic	$ 0.09
Net income per share of common stock-diluted	$ 0.09
Weighted average common shares outstanding:
Basic (in shares)	282,238,151
Diluted (in shares)	282,338,405